STATEMENT OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
STATEMENT OF COMPREHENSIVE INCOME
Net income for the year	R$ 3,638,382	R$ 5,713,633	R$ 6,387,313
Other components of the Comprehensive Income
Financial instruments at fair value through OCI	(374,425)	(243,443)	67,593
Deferred Income Tax/Social Contribution	142,426	79,621	(20,417)
Actuarial gains or losses	660,673	1,154,355	(2,304,304)
Deferred Income Tax/Social Contribution on Net Income	(15,068)	(359,964)	161,210
Other components of the Comprehensive Income Items that will not be Reclassified to the result	413,606	630,569	(2,095,918)
Other Components of the Comprehensive Income Items that may be reclassified to profit or loss
Cumulative conversion adjustments	(102,497)	30,180	90,061
Cash flow hedge adjustment	(3,796)		279
Share in comprehensive income of subsidiaries, affiliates and jointly controlled companies	407,928	37	(37,279)
Other components of Comprehensive Income Items that may be reclassified to income	301,635	30,217	53,061
Other components of comprehensive income for the year	715,241	660,786	(2,042,857)
Total comprehensive income for the year	4,353,623	6,374,419	4,344,456
Portion attributed to controlling shareholders	4,350,618	6,306,927	4,295,831
Non-controlling portion	R$ 3,005	R$ 67,492	R$ 48,625